Accounts Receivable	1 Months Ended
Feb. 06, 2013
Accounts Receivable

16. Accounts Receivable

The accounts receivable balance as of December 31, 2012, was $193.5 million (2011: $167.7 million). No allowances for doubtful accounts were required as of December 31, 2012 and 2011.

The following customer or collaborator accounts for more than 10% of our accounts receivable at December 31, 2012 and 2011:

	2012	2011
AmerisourceBergen Corp.	68%	65%
Biogen Idec	32%	35%

As of December 31, 2012 and 2011 there were no trade receivables past due but not impaired.